Janus Henderson Global Sustainable Equity Portfolio Average Annual Total Returns - Institutional Shares [Member]		12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.32%	12.15%	12.17%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.46%	8.46%
Performance Inception Date	Jan. 26, 2022